Inventory - Schedule of Inventory (Parentheticals) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Inventory [Line Items]
Raw materials includes goods in transit	$ 969,959	$ 233,888